GMO ALTERNATIVE ALLOCATION FUND	Summary Prospectus June 30, 2019
Share Class:	Class I	Class R6
Ticker:	—	—
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.
You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at https://www.gmo.com/north-america/investment-capabilities/mutual-funds/. You can also get this information at no cost by calling 1-617-346-7646, by sending an email request to SHS@gmo.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated June 30, 2019, each as may be revised and/or supplemented from time to time, are incorporated by reference into this summary prospectus.
Important notice regarding delivery of shareholder reports. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or emailing GMO Shareholder Services at the address below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary. Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at: Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 or by telephone at 1-617-346-7646 (collect). Your election to receive reports in paper will apply to all Funds held directly with the Trust.

 GMO ALTERNATIVE ALLOCATION FUND
Investment objective
Positive total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class R6	Class I
Management fee	0.95%1	0.95%1
Other expenses	0.50%2	0.60%2
Acquired fund fees and expenses (underlying fund expenses)	0.10%3	0.10%3
Total annual fund operating expenses	1.55%2	1.65%2
Expense reimbursement/waiver	(0.56)%1,2	(0.56)%1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.99%2	1.09%2
1 Includes both management fee of 0.73% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, payments out of assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. For Class I only, the amount includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 The amounts represent an annualized estimate of the Fund’s acquired fund fees and expenses for its initial fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class R6	$101	$443
Class I	$111	$474
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2019, the Fund has no reportable portfolio turnover rate.
Principal investment strategies
The Fund seeks to achieve its investment objective of positive total return while having a low correlation over a full-market cycle to traditional equity market indices. The Fund pursues its objective through a combination of direct and indirect (through other GMO funds) investments in GMO strategies. GMO expects the Fund will have exposure to multiple underlying strategies, and at any given time the Fund may have significant exposure to one or more strategies. Below is a non-exhaustive list of the strategies in which GMO expects the Fund to invest:
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Fixed Income Absolute Return:   strategy of exploiting opportunities in global debt and currency markets by investing in fixed income instruments of varying maturities, durations and credit qualities (including bonds, forwards, swap contracts or other derivatives)

 GMO ALTERNATIVE ALLOCATION FUND
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Event Driven/Merger Arbitrage:    strategy of investing primarily in equity securities of companies that GMO expects to experience a material corporate event or catalyst in the relative short-term. These events are typically agreed-to merger and acquisition transactions but may also include corporate buy-ins, hostile mergers, pre-bid acquisitions, corporate spin-offs, likely transactions, restructurings, and corporate litigation and regulatory events.

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Systematic Put Writing:   put option writing strategy on U.S. and non-U.S. stock indices based on GMO’s evaluation of the income the Fund can receive for writing put options on a given index relative to the income for writing put options on other indices, taking into consideration the historical risk premium for writing put options on those indices.

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High Yield:   systematic, factor-based strategy of investing in high yield bonds and other instruments providing high yield bond exposure, including fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), short-dated bonds, exchange-traded funds (“ETFs”), total return swaps on high yield indices, and options on ETFs and high yield indices.

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Global Macro:   long/short strategy across a range of global equity, bond, currency, and commodity markets using exchange-traded futures, forward non-U.S. exchange contracts, and swaps on commodity indices, as well as other investments, taking advantage of GMO’s proprietary investment models for global tactical asset allocation and equity, bond, currency and commodity market selection.

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Long/Short and Market Neutral Equities:   global, regional and/or industry-specific long-short equity exposures

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Long/Short Asset Allocation:   strategy taking long positions in asset and sub-asset classes that GMO expects will outperform relative to the asset and sub-asset classes to which the Fund has short investment exposure.

GMO may eliminate or add new strategies at any time, and the factors GMO considers can change over time. The Fund may have long and/or short exposure to any asset class (e.g., U.S. equity, international equity, emerging equity, developed and emerging fixed income) and may utilize exchange-traded and over-the-counter derivatives of any kind. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal investment strategy of the Fund. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. The Fund may invest in securities of any credit quality (including below investment grade securities commonly referred to as “high yield” or “junk bonds”) or maturity. The Fund may invest in securities of companies of any market capitalization. The Fund may lend its portfolio securities.
The Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives (such as over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment in which the Fund is permitted to invest directly. References in this Prospectus to actions taken by the Fund refer to actions taken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives (such as swaps on commodity indices).
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary and in any underlying funds in which it invests. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary and in any underlying funds, see “Additional Information about the Fund’s Investment Strategies, Risks, and Expenses” “Description of Principal Risks.”
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Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

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Leveraging Risk – The use derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

 GMO ALTERNATIVE ALLOCATION FUND
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Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

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Market Risk – Equities – The market price of an equity security may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. When the Fund writes put options on stock indices, the value of those options will decline when the value of those indices declines. The value of an index depends on the value of the equity securities in the index. Also, the Fund’s investment strategy of writing put options on stock indices can be expected to cause that strategy to underperform relative to those indices when those markets rise sharply. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares. In addition, the value of the Fund’s shares will be adversely affected if the equities or other assets that are the subjects of the Fund’s short exposures appreciate in value.

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Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

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Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations, or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

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Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

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Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in its wholly-owned subsidiary and the underlying funds (including ETFs) in which it invests, including the risk that its wholly-owned subsidiary and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

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Futures Contracts Risk – The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

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Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Writing put options on non-U.S. stock indices exposes the Fund to the risks of investing in non-U.S. securities. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment

 GMO ALTERNATIVE ALLOCATION FUND
regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.
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Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

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Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

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Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund’s investments.

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Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

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Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

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Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

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Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2019)	Head, Asset Allocation Team, GMO.
Asset Allocation	B.J. Brannan (since the Fund’s inception in 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Asset Allocation	Matt Kadnar (since the Fund’s inception in 2019)	Portfolio Manager, Asset Allocation Team, GMO.

 GMO ALTERNATIVE ALLOCATION FUND
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares directly from GMO Trust (the “Trust”) on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) when markets in which the Fund has significant investment exposure are also open for business. In addition, some brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Each of Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans and other omnibus accounts, and (iii) any other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. There is no minimum investment amount to purchase Class R6 shares or Class I shares.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when both (i) the NYSE is open for business and (ii) when markets in which the Fund has significant investment exposure are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund intends to elect to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable to U.S. shareholders as ordinary income or capital gains, unless they are exempt from U.S. income tax or are investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided by those financial intermediaries in respect of Class I shares. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the Fund over another investment. GMO also reserves the right to pay financial intermediaries for the sale of Fund shares, which would create a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.